Intangible Assets - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (2,811)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(6,858)
Total	(20,913)	$ (22,318)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(2,811)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(6,858)
Total	$ (20,913)	$ (22,318)